UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leon Frenkel
Title:    Managing Member
Phone:    (610) 668-0404

Signature, Place and Date of Signing:


/s/ Leon Frenkel             Bala Cynwyd, Pennsylvania      November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:  $69,914
                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                               VALUE        SHS OR     SH/ PUT/   INVMT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS       CUSIP     (X 1000)      PRN AMT    PRN CALL   DSCRN   MNGRS   SOLE   SHARED NONE
AASTROM BIOSCIENCES INC              COM          00253U107       142         60,500    SH        Sole    None     60,500  0    0
ALPHA NATURAL RESOURCES INC          COM          02076X102     1,869         62,220    SH        Sole    None     62,220  0    0
AMERICAN EAGLE OUTFITTERS            COM          02553E106       415         17,650    SH        Sole    None     17,650  0    0
CF IND HLDGS INC                     COM          125269100       896         60,500    SH        Sole    None     60,500  0    0
CHARTER COMMUNICATIONS INC           CL A         16117M107       647        431,520    SH        Sole    None    431,520  0    0
CROWN MEDIA HLDGS, INC               CL A         228411104     2,012        183,700    SH        Sole    None    183,700  0    0
EXPEDIA INC DEL                      COM          30212P105       300         15,150    SH        Sole    None     15,150  0    0
FOSTER WHEELER LTD                 SHS NEW        G36535139     1,719         55,652    SH        Sole    None     55,652  0    0
FOSTER WHEELER LTD             W EXP 09/24/200    G36535121     2,786         75,000    SH        Sole    None     75,000  0    0
HAWAIIAN HOLDINGS INC                COM          419879101     1,215        413,418    SH        Sole    None    413,418  0    0
IONATRON INC.                        COM          462070103     2,812        278,995    SH        Sole    None    278,995  0    0
JAMES RIVER COAL CO                COM NEW        470355207     6,627        131,303    SH        Sole    None    131,303  0    0
LENOX INT'L INC                      COM          526107107     1,243         45,350    SH        Sole    None     45,350  0    0
MCDERMOTT INTL INC                   COM          580037109    10,965        299,500    SH        Sole    None    299,500  0    0
MCDONALD'S CORP                      COM          580135101       610         18,200    SH        Sole    None     18,200  0    0
MPOWER HOLDING CORP                COM NEW        62473L309     2,444      1,758,200    SH        Sole    None  1,758,200  0    0
NETWOLVES CORP                       COM          64120V102       158        426,468    SH        Sole    None    426,468  0    0
NEWPARK RES INC                COM PAR $.01 NEW   651718504       762         90,500    SH        Sole    None     90,500  0    0
PIONEER COS INC                    COM NEW        723643300     2,798        116,283    SH        Sole    None    116,283  0    0
PIONEER NAT RES CO                   COM          723787107     2,990         54,450    SH        Sole    None     54,450  0    0
QUADRAMED CORP                       COM          74730W101     1,157        635,550    SH        Sole    None    635,550  0    0
HILFIGER TOMMY CORP                  COM          G8915Z102       787         45,350    SH        Sole    None     45,350  0    0
TRANSACTION SYS ARCHITECTS           COM          893416107     1,678         60,250    SH        Sole    None     60,250  0    0
TRIBUNE CO NEW                       COM          896047107     5,084        150,000    SH        Sole    None    150,000  0    0
USG CORP                           COM NEW        903293405     5,967         86,825    SH        Sole    None     86,825  0    0
VALERO ENERGY CORP NEW               COM          91913Y100     2,453         21,700    SH        Sole    None     21,700  0    0
WALTER INDS INC                      COM          93317Q105     5,718        116,890    SH        Sole    None    116,890  0    0
WESTERN GAS RES, INC                 COM          958259103     2,661         51,950    SH        Sole    None     51,950  0    0
WORLDGATE COMMUNICATIONS INC         COM          98156L307       999        396,250    SH        Sole    None    396,250  0    0


03108.0006 #616949